Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO Equity Series VIT
Entity Central Index Key	0001479359
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000085712
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Global Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Global Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• The Portfolio's exposure to equity index derivatives linked to the S&P 500 Index and the MSCI EAFE Index, contributed to absolute returns, as the Portfolio’s benchmark, the MSCI World Index, returned 18.67%.

• The Portfolio's bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

  - Long exposure to investment grade corporate credit contributed to returns, as spreads tightened.

  - Holdings of collateralized loan obligations contributed to returns, as spreads tightened.

  - Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

  - There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	MSCI World Index	50% MSCI EAFE Index/50% S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,000	$9,819	$9,874
2/28/2015	$10,662	$10,394	$10,453
3/31/2015	$10,404	$10,231	$10,291
4/30/2015	$10,880	$10,471	$10,551
5/31/2015	$10,880	$10,507	$10,591
6/30/2015	$10,395	$10,263	$10,339
7/31/2015	$10,452	$10,447	$10,555
8/31/2015	$9,610	$9,756	$9,848
9/30/2015	$9,138	$9,396	$9,476
10/31/2015	$9,642	$10,141	$10,246
11/30/2015	$9,420	$10,090	$10,182
12/31/2015	$9,099	$9,913	$10,033
1/31/2016	$8,687	$9,320	$9,421
2/29/2016	$8,622	$9,250	$9,328
3/31/2016	$9,164	$9,878	$9,948
4/30/2016	$9,307	$10,035	$10,112
5/31/2016	$9,377	$10,091	$10,156
6/30/2016	$9,248	$9,978	$9,999
7/31/2016	$9,604	$10,399	$10,437
8/31/2016	$9,633	$10,408	$10,448
9/30/2016	$9,692	$10,463	$10,513
10/31/2016	$9,491	$10,261	$10,310
11/30/2016	$9,571	$10,408	$10,398
12/31/2016	$9,803	$10,657	$10,678
1/31/2017	$10,048	$10,915	$10,935
2/28/2017	$10,305	$11,217	$11,230
3/31/2017	$10,481	$11,337	$11,391
4/30/2017	$10,654	$11,505	$11,594
5/31/2017	$10,914	$11,748	$11,889
6/30/2017	$10,959	$11,793	$11,915
7/31/2017	$11,222	$12,076	$12,210
8/31/2017	$11,235	$12,093	$12,226
9/30/2017	$11,475	$12,364	$12,504
10/31/2017	$11,703	$12,598	$12,745
11/30/2017	$11,918	$12,871	$13,007
12/31/2017	$12,057	$13,045	$13,184
1/31/2018	$12,715	$13,733	$13,892
2/28/2018	$12,146	$13,164	$13,323
3/31/2018	$11,908	$12,878	$13,033
4/30/2018	$12,009	$13,026	$13,207
5/31/2018	$12,047	$13,107	$13,218
6/30/2018	$11,975	$13,101	$13,178
7/31/2018	$12,368	$13,510	$13,585
8/31/2018	$12,445	$13,677	$13,675
9/30/2018	$12,539	$13,753	$13,773
10/31/2018	$11,572	$12,744	$12,755
11/30/2018	$11,661	$12,888	$12,877
12/31/2018	$10,762	$11,908	$11,983
1/31/2019	$11,605	$12,835	$12,857
2/28/2019	$11,927	$13,221	$13,227
3/31/2019	$12,119	$13,394	$13,397
4/30/2019	$12,564	$13,869	$13,857
5/31/2019	$11,842	$13,069	$13,084
6/30/2019	$12,618	$13,930	$13,933
7/31/2019	$12,603	$13,999	$13,944
8/31/2019	$12,371	$13,713	$13,653
9/30/2019	$12,661	$14,005	$13,977
10/31/2019	$13,017	$14,361	$14,379
11/30/2019	$13,327	$14,761	$14,721
12/31/2019	$13,725	$15,203	$15,183
1/31/2020	$13,553	$15,111	$15,021
2/29/2020	$12,449	$13,834	$13,724
3/31/2020	$10,565	$12,003	$11,960
4/30/2020	$11,659	$13,314	$13,113
5/31/2020	$12,331	$13,957	$13,711
6/30/2020	$12,722	$14,326	$14,081
7/31/2020	$13,229	$15,012	$14,642
8/31/2020	$14,068	$16,015	$15,545
9/30/2020	$13,631	$15,462	$15,047
10/31/2020	$13,175	$14,988	$14,547
11/30/2020	$14,857	$16,904	$16,471
12/31/2020	$15,514	$17,621	$17,170
1/31/2021	$15,373	$17,446	$16,992
2/28/2021	$15,759	$17,893	$17,417
3/31/2021	$16,323	$18,488	$17,998
4/30/2021	$16,989	$19,349	$18,749
5/31/2021	$17,357	$19,627	$19,121
6/30/2021	$17,463	$19,920	$19,236
7/31/2021	$17,735	$20,277	$19,537
8/31/2021	$18,123	$20,781	$20,006
9/30/2021	$17,387	$19,919	$19,251
10/31/2021	$18,222	$21,047	$20,162
11/30/2021	$17,736	$20,586	$19,623
12/31/2021	$18,513	$21,465	$20,565
1/31/2022	$17,620	$20,330	$19,536
2/28/2022	$16,999	$19,816	$19,071
3/31/2022	$17,298	$20,359	$19,486
4/30/2022	$15,879	$18,668	$18,006
5/31/2022	$16,035	$18,682	$18,090
6/30/2022	$14,564	$17,064	$16,504
7/31/2022	$15,686	$18,419	$17,676
8/31/2022	$14,819	$17,649	$16,896
9/30/2022	$13,350	$16,008	$15,328
10/31/2022	$14,270	$17,158	$16,361
11/30/2022	$15,651	$18,351	$17,739
12/31/2022	$15,035	$17,571	$17,235
1/31/2023	$16,296	$18,815	$18,474
2/28/2023	$15,781	$18,362	$18,056
3/31/2023	$16,310	$18,930	$18,612
4/30/2023	$16,673	$19,261	$19,020
5/31/2023	$16,336	$19,069	$18,658
6/30/2023	$17,268	$20,222	$19,699
7/31/2023	$17,812	$20,902	$20,335
8/31/2023	$17,294	$20,403	$19,783
9/30/2023	$16,544	$19,522	$18,974
10/31/2023	$16,099	$18,956	$18,390
11/30/2023	$17,538	$20,733	$20,083
12/31/2023	$18,469	$21,751	$21,072
1/31/2024	$18,575	$22,012	$21,310
2/29/2024	$19,369	$22,945	$22,074
3/31/2024	$20,028	$23,683	$22,792
4/30/2024	$19,248	$22,803	$22,035
5/31/2024	$20,243	$23,821	$23,008
6/30/2024	$20,377	$24,306	$23,235
7/31/2024	$20,758	$24,734	$23,717
8/31/2024	$21,355	$25,388	$24,390
9/30/2024	$21,669	$25,853	$24,764
10/31/2024	$20,982	$25,340	$23,978
11/30/2024	$21,587	$26,503	$24,614
12/31/2024	$20,938	$25,812	$24,040

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	13.37%	8.81%	7.67%
MSCI World Index	18.67%	11.17%	9.95%
50% MSCI EAFE Index/50% S&P 500 Index	14.08%	9.63%	9.17%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 177,617,000
Holdings Count | Holding	558
Advisory Fees Paid, Amount	$ 560,000
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$177,617
# of Portfolio Holdings	558
Portfolio Turnover Rate	107%
Total Net Advisory Fees Paid During the Reporting Period	$560
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	76.0%
Cayman Islands	5.9%
Canada	1.3%
United Kingdom	1.1%
Brazil	1.0%
Ireland	0.9%
Japan	0.8%
Switzerland	0.6%
Netherlands	0.6%
Other Countries	1.4%
Short-Term Instruments	3.9%
Affiliated Investments	0.5%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	5.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000085710
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Global Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Global Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• The Portfolio's exposure to equity index derivatives linked to the S&P 500 Index and the MSCI EAFE Index, contributed to absolute returns, as the Portfolio’s benchmark, the MSCI World Index, returned 18.67%.

• The Portfolio's bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

  - Long exposure to investment grade corporate credit contributed to returns, as spreads tightened.

  - Holdings of collateralized loan obligations contributed to returns, as spreads tightened.

  - Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

  - There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	MSCI World Index	50% MSCI EAFE Index/50% S&P 500 Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,008	$9,819	$9,874
2/28/2015	$10,674	$10,394	$10,453
3/31/2015	$10,417	$10,231	$10,291
4/30/2015	$10,891	$10,471	$10,551
5/31/2015	$10,899	$10,507	$10,591
6/30/2015	$10,409	$10,263	$10,339
7/31/2015	$10,474	$10,447	$10,555
8/31/2015	$9,638	$9,756	$9,848
9/30/2015	$9,163	$9,396	$9,476
10/31/2015	$9,668	$10,141	$10,246
11/30/2015	$9,457	$10,090	$10,182
12/31/2015	$9,125	$9,913	$10,033
1/31/2016	$8,726	$9,320	$9,421
2/29/2016	$8,654	$9,250	$9,328
3/31/2016	$9,199	$9,878	$9,948
4/30/2016	$9,334	$10,035	$10,112
5/31/2016	$9,414	$10,091	$10,156
6/30/2016	$9,288	$9,978	$9,999
7/31/2016	$9,643	$10,399	$10,437
8/31/2016	$9,672	$10,408	$10,448
9/30/2016	$9,738	$10,463	$10,513
10/31/2016	$9,537	$10,261	$10,310
11/30/2016	$9,627	$10,408	$10,398
12/31/2016	$9,854	$10,657	$10,678
1/31/2017	$10,110	$10,915	$10,935
2/28/2017	$10,378	$11,217	$11,230
3/31/2017	$10,545	$11,337	$11,391
4/30/2017	$10,730	$11,505	$11,594
5/31/2017	$10,989	$11,748	$11,889
6/30/2017	$11,041	$11,793	$11,915
7/31/2017	$11,315	$12,076	$12,210
8/31/2017	$11,315	$12,093	$12,226
9/30/2017	$11,562	$12,364	$12,504
10/31/2017	$11,801	$12,598	$12,745
11/30/2017	$12,016	$12,871	$13,007
12/31/2017	$12,167	$13,045	$13,184
1/31/2018	$12,823	$13,733	$13,892
2/28/2018	$12,255	$13,164	$13,323
3/31/2018	$12,023	$12,878	$13,033
4/30/2018	$12,124	$13,026	$13,207
5/31/2018	$12,162	$13,107	$13,218
6/30/2018	$12,098	$13,101	$13,178
7/31/2018	$12,491	$13,510	$13,585
8/31/2018	$12,567	$13,677	$13,675
9/30/2018	$12,669	$13,753	$13,773
10/31/2018	$11,691	$12,744	$12,755
11/30/2018	$11,792	$12,888	$12,877
12/31/2018	$10,877	$11,908	$11,983
1/31/2019	$11,733	$12,835	$12,857
2/28/2019	$12,069	$13,221	$13,227
3/31/2019	$12,264	$13,394	$13,397
4/30/2019	$12,708	$13,869	$13,857
5/31/2019	$11,989	$13,069	$13,084
6/30/2019	$12,785	$13,930	$13,933
7/31/2019	$12,755	$13,999	$13,944
8/31/2019	$12,524	$13,713	$13,653
9/30/2019	$12,836	$14,005	$13,977
10/31/2019	$13,192	$14,361	$14,379
11/30/2019	$13,501	$14,761	$14,721
12/31/2019	$13,908	$15,203	$15,183
1/31/2020	$13,737	$15,111	$15,021
2/29/2020	$12,634	$13,834	$13,724
3/31/2020	$10,728	$12,003	$11,960
4/30/2020	$11,837	$13,314	$13,113
5/31/2020	$12,508	$13,957	$13,711
6/30/2020	$12,906	$14,326	$14,081
7/31/2020	$13,429	$15,012	$14,642
8/31/2020	$14,284	$16,015	$15,545
9/30/2020	$13,838	$15,462	$15,047
10/31/2020	$13,383	$14,988	$14,547
11/30/2020	$15,098	$16,904	$16,471
12/31/2020	$15,781	$17,621	$17,170
1/31/2021	$15,624	$17,446	$16,992
2/28/2021	$16,009	$17,893	$17,417
3/31/2021	$16,596	$18,488	$17,998
4/30/2021	$17,280	$19,349	$18,749
5/31/2021	$17,665	$19,627	$19,121
6/30/2021	$17,763	$19,920	$19,236
7/31/2021	$18,053	$20,277	$19,537
8/31/2021	$18,441	$20,781	$20,006
9/30/2021	$17,698	$19,919	$19,251
10/31/2021	$18,570	$21,047	$20,162
11/30/2021	$18,066	$20,586	$19,623
12/31/2021	$18,861	$21,465	$20,565
1/31/2022	$17,950	$20,330	$19,536
2/28/2022	$17,329	$19,816	$19,071
3/31/2022	$17,636	$20,359	$19,486
4/30/2022	$16,179	$18,668	$18,006
5/31/2022	$16,354	$18,682	$18,090
6/30/2022	$14,855	$17,064	$16,504
7/31/2022	$15,995	$18,419	$17,676
8/31/2022	$15,134	$17,649	$16,896
9/30/2022	$13,631	$16,008	$15,328
10/31/2022	$14,572	$17,158	$16,361
11/30/2022	$15,971	$18,351	$17,739
12/31/2022	$15,369	$17,571	$17,235
1/31/2023	$16,649	$18,815	$18,474
2/28/2023	$16,137	$18,362	$18,056
3/31/2023	$16,645	$18,930	$18,612
4/30/2023	$17,031	$19,261	$19,020
5/31/2023	$16,722	$19,069	$18,658
6/30/2023	$17,650	$20,222	$19,699
7/31/2023	$18,217	$20,902	$20,335
8/31/2023	$17,701	$20,403	$19,783
9/30/2023	$16,924	$19,522	$18,974
10/31/2023	$16,480	$18,956	$18,390
11/30/2023	$17,967	$20,733	$20,083
12/31/2023	$18,907	$21,751	$21,072
1/31/2024	$19,038	$22,012	$21,310
2/29/2024	$19,830	$22,945	$22,074
3/31/2024	$20,522	$23,683	$22,792
4/30/2024	$19,745	$22,803	$22,035
5/31/2024	$20,737	$23,821	$23,008
6/30/2024	$20,910	$24,306	$23,235
7/31/2024	$21,290	$24,734	$23,717
8/31/2024	$21,885	$25,388	$24,390
9/30/2024	$22,212	$25,853	$24,764
10/31/2024	$21,526	$25,340	$23,978
11/30/2024	$22,157	$26,503	$24,614
12/31/2024	$21,471	$25,812	$24,040

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	13.56%	9.07%	7.94%
MSCI World Index	18.67%	11.17%	9.95%
50% MSCI EAFE Index/50% S&P 500 Index	14.08%	9.63%	9.17%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 177,617,000
Holdings Count | Holding	558
Advisory Fees Paid, Amount	$ 560,000
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$177,617
# of Portfolio Holdings	558
Portfolio Turnover Rate	107%
Total Net Advisory Fees Paid During the Reporting Period	$560
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	76.0%
Cayman Islands	5.9%
Canada	1.3%
United Kingdom	1.1%
Brazil	1.0%
Ireland	0.9%
Japan	0.8%
Switzerland	0.6%
Netherlands	0.6%
Other Countries	1.4%
Short-Term Instruments	3.9%
Affiliated Investments	0.5%
Financial Derivative Instruments	0.8%
Other Assets and Liabilities, Net	5.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]